Associates and Joint Ventures - Breakdown of Key Financial Highlights (Details) - EUR (€) € in Millions	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Jan. 01, 2019	Dec. 31, 2018	Jan. 01, 2018	Dec. 31, 2017
Disclosure Of Joint Ventures And Associates [Line Items]
Assets	€ 105,051	€ 118,877
Purchase price allocation
Group’s share in equity	18,260	25,450	€ 26,996	€ 26,980	€ 29,229	€ 26,618
Goodwill	17,044	25,403
Carrying amount in the Telefónica Group	427	140
Associates and Joint Ventures
Purchase price allocation
Carrying amount in the Telefónica Group	427	140		€ 68
Prosegur Alarmas España, S.L. | Associates and Joint Ventures
Disclosure Of Joint Ventures And Associates [Line Items]
Assets	149
Liabilities	128
Net assets	21
Purchase price allocation
Assets	156
Liabilities	39
Net assets	€ 117
% Holding	50.00%
Group’s share in equity	€ 69
Goodwill	196
Carrying amount in the Telefónica Group	265	0
Internet para Todos S.A.C. | Associates and Joint Ventures
Disclosure Of Joint Ventures And Associates [Line Items]
Assets	117
Liabilities	11
Net assets	106
Purchase price allocation
Assets	0
Liabilities	0
Net assets	€ 0
% Holding	54.70%
Group’s share in equity	€ 58
Goodwill	0
Carrying amount in the Telefónica Group	€ 58	€ 72